Statement of Cash Flows	11 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (27,235,908)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of Warrants	18,896,400
Change in fair value of FPA	3,875,000
Compensation expense in connection with issuance of Private Placement Warrants	1,233,600
Initial classification of FPA	350,000
Transaction costs attributable to Warrants	1,322,813
Interest earned on marketable securities held in Trust Account	(228,281)
Formation costs paid by Sponsor	2,125
Changes in operating assets and liabilities:
Prepaid expenses	(118,525)
Accrued expenses	1,631,390
Income taxes payable	10,070
Net cash used in operating activities	(261,316)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(414,000,000)
Net cash used in investing activities	(414,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	405,720,000
Proceeds from sale of Private Placement Units	10,280,000
Proceeds from promissory note – related party	100
Repayment of promissory note – related party	(129,706)
Payment of offering costs	(430,701)
Net cash provided by financing activities	415,439,693
Net Change in Cash	1,178,377
Cash – Beginning of period
Cash – End of period	1,178,377
Non-Cash financing activities:
Initial classification of common stock subject to possible redemption	360,899,230
Change in value of common stock subject to possible redemption	(24,324,510)
Deferred offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock	25,000
Payment of offering costs through promissory note — related party	127,481
Deferred underwriting commissions	14,490,000
Initial fair value of warrant liability	$ 34,697,600